Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Employer matching contribution, percentage of match	100.00%
Employee contributions, percentage	4.00%
Matching contributions amount	$ 1.1	$ 0.8